Fair Value of Financial Instruments (Components Of The Transfers In And Out Of Level 3) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	$ 352	$ 237	$ 1,212
Transfers Out of Level 3	(3,400)	(3,269)	(729)
Total	(3,048)	(3,032)	483
Corporate bonds | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	296	163	343
Transfers Out of Level 3	(2,968)	(134)	(243)
Total	(2,672)	29	100
RMBS | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			1
Transfers Out of Level 3	(25)		(10)
Total	(25)		(9)
ABS [Member] | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	16	36	20
Transfers Out of Level 3	(332)	(330)	(221)
Total	(316)	(294)	(201)
U.S. government bonds | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			5
Transfers Out of Level 3			(5)
Foreign government bonds | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Out of Level 3	(5)	(102)
Total	(5)	(102)
CMBS | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Out of Level 3	(17)	(8)
Total	(17)	(8)
State and municipal bonds | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	36
Total	36
Hybrid and redeemable preferred securities | Fixed maturity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			18
Transfers Out of Level 3	(4)
Total	(4)		18
Mortgage Loans On Real Estate [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			787
Total			787
Trading securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3	4	14	33
Transfers Out of Level 3	(19)	(37)	(34)
Total	(15)	(23)	(1)
Available-for-sale equity securities [Member]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3			5
Transfers Out of Level 3	(15)
Total	(15)		5
Derivative investments
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset, Transfers, Net [Abstract]
Transfers Into Level 3		24
Transfers Out of Level 3	(15)	(2,658)	(216)
Total	$ (15)	$ (2,634)	$ (216)